EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.29%
6,634	Air Liquide SA	$ 1,117,375
2,243	Akzo Nobel NV	161,717
25,481	Anglo American PLC	699,548
4,720	Antofagasta PLC	81,910
6,636	ArcelorMittal SA	166,139
4,440	Arkema SA	437,077
17,000	Asahi Kasei Corp	88,123
11,507	BASF SE	520,864
70,074	BHP Group Ltd	1,870,401
94,960	BlueScope Steel Ltd	1,175,938
3,736	Boliden AB	107,211
1,866	Brenntag SE	144,385
1,194	Chr Hansen Holding A/S	73,041
2,564	Clariant AG	40,426
4,250	Covestro AG(a)(b)	228,544
1,668	Croda International PLC	99,613
22,349	DSM-Firmenich AG	1,888,554
74	EMS-Chemie Holding AG(b)	50,146
2,140	Endeavour Mining PLC	41,285
4,872	Evonik Industries AG	88,866
21,555	Fortescue Metals Group Ltd	286,532
120	Givaudan SA	390,700
133,009	Glencore PLC	757,345
1,131	Holmen AB Class B	43,962
56,392	ICL Group Ltd	311,177
7,695	IGO Ltd	61,753
5,600	JFE Holdings Inc	82,008
2,077	Johnson Matthey PLC	41,107
15,200	Kaneka Corp	394,064
33,500	Kingboard Holdings Ltd	75,034
38,200	Kuraray Co Ltd	452,524
2,319	Mineral Resources Ltd	99,582
74,900	Mitsubishi Chemical Group Corp	471,875
8,100	Mitsubishi Gas Chemical Co Inc	108,872
14,800	Mitsui Chemicals Inc	383,440
6,741	Mondi PLC	112,412
11,664	Newcrest Mining Ltd	165,617
13,000	Nippon Paint Holdings Co Ltd	69,176
2,100	Nippon Sanso Holdings Corp	49,721
11,000	Nippon Soda Co Ltd	404,507
10,700	Nippon Steel Corp	250,681
1,700	Nissan Chemical Corp	72,266
1,900	Nitto Denko Corp	124,593
18,145	Norsk Hydro ASA	113,548
15,557	Northern Star Resources Ltd	103,302
2,429	Novozymes A/S Class B	97,730
1,299	OCI NV	36,121
10,300	Oji Holdings Corp	43,334
33,166	Pilbara Minerals Ltd	90,483
19,671	Rio Tinto Ltd	1,418,828
14,316	Rio Tinto PLC	898,769
23,600	Shin-Etsu Chemical Co Ltd	647,718
3,083	Smurfit Kappa Group PLC	102,417
5,630	Solvay SA	622,168
111,263	South32 Ltd	240,240
16,100	Sumitomo Chemical Co Ltd	43,791
Shares		Fair Value
Basic Materials — (continued)
3,400	Sumitomo Metal Mining Co Ltd	$ 82,225
1,788	Symrise AG	170,216
9,300	Teijin Ltd	90,368
20,500	Tokuyama Corp	321,982
40,400	Tokyo Steel Manufacturing Co Ltd	455,069
19,300	Toray Industries Inc	81,688
3,100	Tosoh Corp	39,745
5,600	UBE Corp	94,356
2,724	Umicore SA	64,495
6,782	UPM-Kymmene OYJ	232,222
1,343	voestalpine AG	36,564
314	Wacker Chemie AG	44,839
9,300	Yamato Kogyo Co Ltd	444,072
9,886	Yara International ASA	373,292
		21,279,693
Communications — 4.85%
5,860	Adevinta ASA(b)	57,731
266,600	Airtel Africa PLC(a)	407,228
12,478	Auto Trader Group PLC(a)	93,730
245,404	Bezeq The Israeli Telecommunication Corp Ltd	346,709
11,652	Bollore SE(b)	62,539
319,619	BT Group PLC	453,687
5,100	CyberAgent Inc	27,454
2,562	Delivery Hero SE(a)(b)	73,154
2,300	Dentsu Group Inc	67,647
44,596	Deutsche Telekom AG	935,482
1,982	Elisa OYJ(b)	91,912
26,669	Grab Holdings Ltd Class A(b)	94,408
2,800	Hakuhodo DY Holdings Inc	22,999
300	Hikari Tsushin Inc	45,689
43,000	HKT Trust & HKT Ltd	44,839
18,780	Informa PLC	171,444
4,700	IPSOS SA	215,920
34,900	KDDI Corp	1,040,756
43,739	Koninklijke KPN NV	144,105
37,500	LY Corp	84,333
5,500	M3 Inc	99,763
1,200	MercadoLibre Inc(b)	1,521,456
26,100	Metropole Television SA	330,331
3,100	MonotaRO Co Ltd	33,050
731	Nice Ltd(b)	124,679
12,000	Nice Ltd Sponsored ADR(b)	2,040,000
622,200	Nippon Telegraph & Telephone Corp	717,165
47,400	Nippon Television Holdings Inc	479,269
156,604	Nokia OYJ	588,843
114,000	NOS SGPS SA	419,673
87,981	Orange SA	1,009,166
8,908	Pearson PLC	93,965
19,961	Prosus NV(b)	588,172
2,959	Publicis Groupe SA	223,975
17,000	Rakuten Group Inc	69,849
19,800	Reach PLC	20,607
859	Scout24 SE(a)	59,562
4,708	Sea Ltd ADR(b)	206,917

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Communications — (continued)
5,264	SEEK Ltd	$ 74,365
30,000	Shopify Inc Class A(b)	1,637,100
100,200	Singapore Telecommunications Ltd	177,364
37,000	SoftBank Corp	400,668
13,100	SoftBank Group Corp	522,357
21,329	Spark New Zealand Ltd	61,403
332	Swisscom AG	197,138
6,132	Tele2 AB Class B	46,894
118,897	Telecom Italia SpA(b)	37,080
106,303	Telefonaktiebolaget LM Ericsson Class B	517,883
9,266	Telefonica Deutschland Holding AG	16,573
126,202	Telefonica SA	515,578
9,570	Telenor ASA	108,530
32,700	Television Francaise 1 SA	250,152
34,733	Telia Co AB	71,644
49,372	Telstra Group Ltd	121,981
1,900	Trend Micro Inc	52,995
29,500	United Internet AG	630,556
9,265	Vivendi SE	81,144
293,306	Vodafone Group PLC	274,911
633	Wix.com Ltd(b)	58,109
3,354	Wolters Kluwer NV	406,087
13,127	WPP PLC	116,921
2,100	ZOZO Inc	38,453
		19,524,094
Consumer, Cyclical — 12.81%
2,612	Accor SA	87,853
2,117	adidas AG	371,340
1,700	Aisin Corp	64,235
1,900	ANA Holdings Inc(b)	39,782
7,652	Aristocrat Leisure Ltd	180,064
27,484	Associated British Foods PLC	690,174
7,300	Bandai Namco Holdings Inc	148,486
47,177	Barratt Developments PLC	252,890
20,097	Bayerische Motoren Werke AG	2,041,196
14,500	Bellway PLC	402,489
1,520	Berkeley Group Holdings PLC	75,909
35,880	Betsson AB(b)(c)	503
35,880	Betsson AB Class B	394,317
9,800	Bilia AB Class A	95,170
7,200	Bridgestone Corp	264,982
4,369	Bunzl PLC	155,544
4,455	Burberry Group PLC	103,218
6,790	Cie Financiere Richemont SA	826,908
19,658	Cie Generale des Etablissements Michelin SCA	601,672
6,100	City Developments Ltd	29,438
22,432	Compass Group PLC	545,761
1,529	Continental AG	107,431
35,000	CTS Eventim AG & Co KGaA	1,986,725
24,656	Daimler Truck Holding AG	853,696
7,900	Daiwa House Industry Co Ltd	193,244
8,100	Daiwabo Holdings Co Ltd	155,299
Shares		Fair Value
Consumer, Cyclical — (continued)
24,300	DCM Holdings Co Ltd	$ 197,389
21,200	Denso Corp	340,173
6,699	Deutsche Lufthansa AG(b)	53,012
226	D'ieteren Group	38,102
1,087	Dufry AG(b)	41,269
7,452	Entain PLC	84,502
52,300	Europris ASA(a)	291,565
2,313	Evolution AB(a)	233,403
2,200	Fast Retailing Co Ltd	457,412
1,610	Ferrari NV	474,605
2,298	Flutter Entertainment PLC(b)	374,874
29,000	Galaxy Entertainment Group Ltd	155,574
80,148	Genting Singapore Ltd	49,478
6,500	Gunze Ltd	195,900
8,029	H & M Hennes & Mauritz AB Class B	113,853
177,800	Harvey Norman Holdings Ltd	440,543
401	Hermes International SCA	730,954
134,100	Honda Motor Co Ltd	1,508,584
2,600	Hornbach Holding AG & Co KGaA	165,713
1,300	Hoshizaki Corp	45,129
6,400	HUGO BOSS AG	404,548
51,700	IDOM Inc	252,122
1,700	Iida Group Holdings Co Ltd	28,211
789	IMCD NV	99,757
14,102	Industria de Diseno Textil SA	524,764
2,082	InterContinental Hotels Group PLC	153,923
68,400	Isuzu Motors Ltd	841,041
29,900	ITOCHU Corp	1,054,527
1,400	Japan Airlines Co Ltd	27,201
32,300	Jardine Cycle & Carriage Ltd	753,048
23,900	JB Hi-Fi Ltd	694,189
27,421	JD Sports Fashion PLC	49,795
3,400	Kaufman & Broad SA	99,070
950	Kering SA	431,645
28,600	Kindred Group PLC	260,891
304,357	Kingfisher PLC	825,847
3,400	Kohnan Shoji Co Ltd	88,715
2,300	Koito Manufacturing Co Ltd	34,683
18,800	Komeri Co Ltd	396,235
1,192	La Francaise des Jeux SAEM(a)	38,716
25,480	Lottery Corp Ltd	77,001
3,535	LVMH Moet Hennessy Louis Vuitton SE	2,668,327
19,000	Marubeni Corp	277,471
4,800	MatsukiyoCocokara & Co	85,983
8,000	Mazda Motor Corp	72,669
900	McDonald's Holdings Co Japan Ltd	34,388
27,421	Mercedes-Benz Group AG	1,908,413
28,700	Mitsubishi Corp	1,334,209
35,400	Mitsui & Co Ltd	1,251,313
2,757	Moncler SpA	159,782
1,500	Next PLC	133,002
2,400	NGK Insulators Ltd	31,809

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
13,400	Nintendo Co Ltd	$ 527,723
30,300	Nissan Motor Co Ltd	133,721
45,900	Nisshinbo Holdings Inc	341,106
19,700	Niterra Co Ltd	445,879
1,000	Nitori Holdings Co Ltd	111,495
15,400	Okamura Corp	232,541
900	Open House Group Co Ltd	30,516
14,200	Oriental Land Co Ltd	439,623
5,100	Pan Pacific International Holdings Corp	88,145
27,800	Panasonic Holdings Corp	313,800
11,352	Pandora A/S	1,171,428
4,733	Persimmon PLC	61,957
24,800	Pets at Home Group PLC	100,730
77,900	Piaggio & C SpA	248,634
80,000	Pirelli & C SpA(a)	383,708
1,199	Puma SE	74,137
124,116	Qantas Airways Ltd(b)	410,885
60	Rational AG	37,962
68,600	Redrow PLC	412,600
2,377	Reece Ltd	28,294
2,520	Renault SA	103,110
33,000	Rexel SA	739,397
33,600	Sands China Ltd(b)	83,931
247	SEB SA	23,042
5,400	Sekisui Chemical Co Ltd	58,986
7,600	Sekisui House Ltd	151,251
2,500	Sharp Corp(b)	15,564
1,000	Shimano Inc	120,460
19,800	Singapore Airlines Ltd	93,401
1,065	Sodexo SA	109,639
16,100	Sony Group Corp	1,251,166
50,788	Stellantis NV	974,355
27,700	Subaru Corp	538,612
28,700	Sumitomo Corp	572,793
9,000	Sumitomo Electric Industries Ltd	108,422
16,500	Sumitomo Forestry Co Ltd	418,498
62,900	Super Retail Group Ltd	480,651
4,600	Suzuki Motor Corp	185,017
2,529	Swatch Group AG	515,901
39,162	Taylor Wimpey PLC	55,829
1,200	Toho Co Ltd	40,939
21,100	Toyota Boshoku Corp	384,642
1,800	Toyota Industries Corp	141,688
136,000	Toyota Motor Corp	2,314,302
2,600	Toyota Tsusho Corp	152,922
10,487	Universal Music Group NV	273,671
2,200	USS Co Ltd	36,369
2,356	Valeo SE	40,429
13,900	Valor Holdings Co Ltd	203,261
444	Volkswagen AG	58,310
2,287	Volvo AB Class A	47,493
82,513	Volvo AB Class B	1,699,573
6,233	Volvo Car AB Class B(b)	25,211
62,800	VTech Holdings Ltd	375,739
1,200	Welcia Holdings Co Ltd	20,723
14,741	Wesfarmers Ltd	469,382
2,503	Whitbread PLC	105,329
Shares		Fair Value
Consumer, Cyclical — (continued)
1,600	Yamaha Corp	$ 43,699
17,200	Yamaha Motor Co Ltd	452,136
17,100	Yokohama Rubber Co Ltd	355,862
231,000	Yue Yuen Industrial Holdings Ltd	264,412
2,565	Zalando SE(a)(b)	56,990
1,100	Zensho Holdings Co Ltd	47,767
		51,559,413
Consumer, Non-Cyclical — 22.46%
14,929	Adecco Group AG	613,181
279	Adyen NV(a)(b)	206,860
7,900	Aeon Co Ltd	156,484
6,000	Ajinomoto Co Inc	212,072
26,476	Alcon Inc	2,043,086
30,892	Amadeus IT Group SA	1,865,960
1,394	Amplifon SpA	41,264
11,399	Anheuser-Busch InBev SA	631,917
9,500	Arcs Co Ltd	173,066
697	Argenx SE(b)	340,713
6,200	Asahi Group Holdings Ltd	212,921
77,500	Asahi Intecc Co Ltd	1,389,449
5,440	Ashtead Group PLC	329,766
143,800	Astellas Pharma Inc	1,971,048
19,923	AstraZeneca PLC	2,686,836
18,100	Austevoll Seafood ASA	126,830
398	Bachem Holding AG	29,356
40	Barry Callebaut AG	63,610
26,904	Bayer AG	1,292,049
1,226	Beiersdorf AG	158,141
467	BioMerieux	45,178
18,753	Brambles Ltd	152,478
34,844	British American Tobacco PLC	1,093,851
19,200	Budweiser Brewing Co APAC Ltd(a)	37,732
4,099	Bureau Veritas SA	101,639
413	Carl Zeiss Meditec AG	36,002
1,297	Carlsberg AS Class B	163,532
24,442	Carrefour SA	419,794
17	Chocoladefabriken Lindt & Spruengli AG	287,297
8,300	Chugai Pharmaceutical Co Ltd	255,923
133,000	CK Hutchison Holdings Ltd	706,109
92,300	Cloetta AB Class B	154,194
11,374	Coca-Cola Europacific Partners PLC	710,648
32,970	Coca-Cola HBC AG	901,129
8,897	Cochlear Ltd	1,437,526
17,416	Coles Group Ltd	154,085
1,760	Coloplast A/S Class B	186,238
18,127	CSL Ltd	2,871,019
3,000	Dai Nippon Printing Co Ltd	78,054
73,900	Daiichi Sankyo Co Ltd	1,993,069
8,226	Danone SA	453,728
7,324	Davide Campari-Milano NV	86,221
1,063	Demant A/S(b)	43,893
29,171	Diageo PLC	1,075,309
245	DiaSorin SpA	22,310

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,835	EBOS Group Ltd	$ 37,591
3,186	Edenred SE	199,303
3,300	Eisai Co Ltd	166,271
56,800	Elders Ltd	210,092
16,050	Endeavour Group Ltd	54,189
3,780	EssilorLuxottica SA	657,514
8,017	Essity AB Class B	172,905
1,817	Eurofins Scientific SE	102,401
100,000	Evotec SE(b)	1,990,668
55,968	Experian PLC	1,829,908
439,000	First Resources Ltd	490,089
7,846	Fisher & Paykel Healthcare Corp Ltd	81,459
2,456	Fresenius Medical Care AG & Co KGaA	105,588
8,699	Fresenius SE & Co KGaA	270,193
4,700	FUJIFILM Holdings Corp	254,543
5,531	Genmab A/S(b)	1,958,254
2,420	Getinge AB Class B	42,525
500	GMO Payment Gateway Inc	27,282
3,397	Grifols SA(b)	43,998
159,288	GSK PLC	2,881,756
71,678	Haleon PLC	297,070
1,687	Heineken Holding NV	127,134
3,634	Heineken NV	320,379
1,889	HelloFresh SE(b)	56,131
1,194	Henkel AG & Co KGaA	75,284
34,735	Hikma Pharmaceuticals PLC	881,615
3,043	IDP Education Ltd	41,644
36,110	Imperial Brands PLC	732,327
2,179	Intertek Group PLC	108,944
3,423	Ipsen SA	448,488
22,020	Itoham Yonekyu Holdings Inc	596,528
273,676	J Sainsbury PLC	842,465
15,000	Japan Tobacco Inc	345,121
1,505	JDE Peet's NV	42,038
3,923	Jeronimo Martins SGPS SA	88,104
20,200	Kanamoto Co Ltd	354,753
6,100	Kao Corp	207,564
2,079	Kerry Group PLC Class A	173,710
3,806	Kesko OYJ Class B	68,189
1,800	Kikkoman Corp	94,343
9,600	Kirin Holdings Co Ltd	134,404
900	Kobayashi Pharmaceutical Co Ltd	40,141
1,700	Kobe Bussan Co Ltd	39,799
48,514	Koninklijke Ahold Delhaize NV	1,462,197
11,696	Koninklijke Philips NV(b)	233,362
500	Kose Corp	36,241
4,000	Kyowa Kirin Co Ltd	50,422
2,598	Lifco AB Class B	45,448
950	Lonza Group AG	439,420
14,200	Loomis AB	382,162
3,114	L'Oreal SA	1,290,479
5	Lotus Bakeries NV	40,651
153,600	Marks & Spencer Group PLC(b)	441,603
39,416	Medibank Pvt Ltd	67,307
34,000	Medipal Holdings Corp	574,719
3,400	MEIJI Holdings Co Ltd	64,621
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,617	Merck KGaA	$ 269,566
21,600	Metcash Ltd	52,293
32,341	Mowi ASA	571,636
34,086	Nestle SA	3,858,399
6,172	Nexi SpA(a)(b)	37,606
800	Nissin Foods Holdings Co Ltd	66,474
78,100	Nissui Corp	382,288
305	NMC Health PLC(b)(c)	19
68,324	Novartis AG	6,977,837
41,840	Novo Nordisk A/S Class B	3,809,585
6,697	Ocado Group PLC(b)	48,677
15,600	Olympus Corp	202,542
11,700	Ono Pharmaceutical Co Ltd	205,209
1,211	Orion OYJ Class B	47,575
46,103	Orkla ASA	344,340
17,300	Otsuka Holdings Co Ltd	596,486
2,631	Pernod Ricard SA	438,035
28,000	Persol Holdings Co Ltd	45,478
2,685	QIAGEN NV(b)	108,339
90,500	QinetiQ Group PLC	350,282
2,516	Ramsay Health Care Ltd	83,507
7,497	Randstad NV	414,180
9,341	Reckitt Benckiser Group PLC	658,511
1,523	Recordati Industria Chimica e Farmaceutica SpA	71,772
18,700	Recruit Holdings Co Ltd	544,592
107,600	Redde Northgate PLC	443,082
24,457	RELX PLC	824,885
271	Remy Cointreau SA	33,039
32,238	Rentokil Initial PLC	239,278
10,522	Roche Holding AG	2,880,790
784	Salmar ASA	39,708
33,762	Sanofi	3,625,204
316	Sartorius Stedim Biotech	75,177
7,500	Scandinavian Tobacco Group A/S(a)	114,243
2,700	Secom Co Ltd	169,602
17,067	Securitas AB Class B	134,951
9,400	Seven & i Holdings Co Ltd	368,012
1,994	SGS SA	167,348
19,200	Shionogi & Co Ltd	838,564
5,200	Shiseido Co Ltd	164,708
3,666	Siemens Healthineers AG(a)	185,433
10,604	Smith & Nephew PLC	131,538
2,800	Societe BIC SA	184,608
174,000	Sonae SGPS SA(b)	168,992
5,318	Sonic Healthcare Ltd	101,547
698	Sonova Holding AG	165,200
1,473	Straumann Holding AG	187,482
26,600	Suedzucker AG	395,461
1,600	Suntory Beverage & Food Ltd	48,693
2,272	Swedish Orphan Biovitrum AB(b)	46,423
2,200	Sysmex Corp	90,283
20,600	Takeda Pharmaceutical Co Ltd	604,432
4,000	Tecan Group AG	1,344,485
8,700	Terumo Corp	211,767
363,976	Tesco PLC	1,170,288

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,405	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	$ 136,731
3,500	TOPPAN Holdings Inc	83,725
38,736	Transurban Group	314,756
8,110	Treasury Wine Estates Ltd	64,042
1,544	UCB SA	126,468
4,900	Unicharm Corp	173,253
32,317	Unilever PLC	1,598,432
534,000	United Laboratories International Holdings Ltd	539,657
1,079,443	WH Group Ltd(a)	545,372
22,600	Wilmar International Ltd	61,501
7,061	Wise PLC Class A(b)	58,867
15,973	Woolworths Group Ltd	362,494
3,220	Worldline SA(a)(b)	90,390
2,800	Yakult Honsha Co Ltd	68,003
		90,397,045
Diversified — 0.03%
2,200	Jardine Matheson Holdings Ltd	83,970
4,500	Swire Pacific Ltd Class A	30,310
		114,280
Energy — 5.11%
4,083	Aker BP ASA	112,740
3,328	Ampol Ltd	71,852
17,632	APA Group	93,799
86,300	Beach Energy Ltd	90,066
373,833	BP PLC	2,409,264
731	Corp ACCIONA Energias Renovables SA	18,829
1,376	DCC PLC(b)	77,025
151,200	ENEOS Holdings Inc	576,644
75,185	Eni SpA	1,207,758
24,859	Equinor ASA	814,680
6,623	Galp Energia SGPS SA	98,101
2,500	Idemitsu Kosan Co Ltd	57,313
12,000	Inpex Corp	179,980
5,402	Neste OYJ	182,958
104,700	New Hope Corp Ltd	424,811
15,144	OMV AG	723,347
84,754	Repsol SA	1,394,120
21,400	Rubis SCA	479,286
42,598	Santos Ltd	194,312
624,189	Seatrium Ltd(b)	61,034
174,331	Shell PLC	5,524,259
64,790	TotalEnergies SE	4,259,902
12,745	Vestas Wind Systems A/S(b)	272,665
159,400	Whitehaven Coal Ltd	722,924
24,317	Woodside Energy Group Ltd	535,612
		20,583,281
Financial — 18.93%
58,003	3i Group PLC	1,459,278
56,593	ABN AMRO Bank NV(a)	799,804
22,001	abrdn PLC	41,555
Shares		Fair Value
Financial — (continued)
2,393	Admiral Group PLC	$ 69,128
150,303	Aegon Ltd(b)	724,417
2,299	AerCap Holdings NV(b)	144,078
12,290	Ageas SA	506,181
148,200	AIA Group Ltd	1,137,053
20,475	AIB Group PLC	91,773
6,404	Allianz SE	1,524,000
744	Amundi SA(a)	41,788
79,806	ANZ Group Holdings Ltd	1,278,527
9,447	ASR Nederland NV	353,480
12,793	Assicurazioni Generali SpA	261,136
2,686	ASX Ltd	78,167
68,817	Aviva PLC	325,640
46,695	AXA SA	1,385,388
813	Azrieli Group Ltd	41,734
2,807	Baloise Holding AG	406,387
163,267	Banco Bilbao Vizcaya Argentaria SA	1,321,309
366,169	Banco Santander SA	1,394,397
15,607	Bank Hapoalim BM	139,052
18,730	Bank Leumi Le-Israel BM	155,194
58,533	Bank of Ireland Group PLC	572,196
360	Banque Cantonale Vaudoise	37,671
193,860	Barclays PLC	373,607
9,000	BAWAG Group AG(a)	411,354
32,503	BNP Paribas SA	2,066,745
45,500	BOC Hong Kong Holdings Ltd	124,209
52,453	CaixaBank SA	208,972
47,700	CapitaLand Ascendas REIT	95,671
74,277	CapitaLand Integrated Commercial Trust REIT(b)	80,670
36,900	Capitaland Investment Ltd	63,720
5,500	Chiba Bank Ltd	39,958
24,500	CK Asset Holdings Ltd	128,689
12,947	Commerzbank AG	146,940
21,599	Commonwealth Bank of Australia	1,308,566
6,899	Computershare Ltd	114,969
12,700	Concordia Financial Group Ltd	57,855
497	Covivio SA REIT	22,045
49,704	Credit Agricole SA	611,101
25,100	Credit Saison Co Ltd	397,979
12,200	Dai-ichi Life Holdings Inc	233,281
800	Daito Trust Construction Co Ltd	84,267
26	Daiwa House Investment Corp REIT	45,873
18,300	Daiwa Securities Group Inc	86,498
40,675	Danske Bank A/S	943,904
34,200	DBS Group Holdings Ltd	810,469
64,386	Deutsche Bank AG	707,620
3,956	Deutsche Boerse AG	683,189
12,455	Dexus REIT	58,059
40,756	DNB Bank ASA	818,860
4,714	EQT AB	92,880
16,145	Erste Group Bank AG	557,598
34,400	ESR Group Ltd(a)	48,090
518	Eurazeo SE	30,824
953	Euronext NV(a)	66,290

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,311	Exor NV	$ 115,956
9,252	Fastighets AB Balder Class B(b)	41,475
8,205	FinecoBank Banca Fineco SpA	99,078
600	Futu Holdings Ltd ADR(b)	34,686
585	Gecina SA REIT	59,645
2,047	Gjensidige Forsikring ASA(b)	30,037
71	GLP J-REIT	44,690
21,328	Goodman Group REIT	272,774
22,588	GPT Group REIT	56,249
1,101	Groupe Bruxelles Lambert NV	81,926
134,400	Gunma Bank Ltd	626,182
34,000	Hang Lung Properties Ltd	46,517
9,200	Hang Seng Bank Ltd	114,149
811	Hannover Rueck SE	177,949
4,315	Hargreaves Lansdown PLC	40,572
157,800	Helia Group Ltd	353,448
4,625	Helvetia Holding AG	646,060
17,000	Henderson Land Development Co Ltd	44,641
15,500	Hong Kong Exchanges & Clearing Ltd	549,269
11,700	Hongkong Land Holdings Ltd	40,950
374,211	HSBC Holdings PLC	2,927,910
4,700	Hulic Co Ltd	42,144
2,036	Industrivarden AB Class A	53,688
1,677	Industrivarden AB Class C	44,191
91,519	ING Groep NV	1,206,227
30,349	Insurance Australia Group Ltd	110,093
100,000	Intermediate Capital Group PLC	1,677,949
200,585	Intesa Sanpaolo SpA	513,742
58,800	Investec PLC	345,511
22,413	Investor AB Class B	429,086
13,706	Israel Discount Bank Ltd Class A	74,289
10,500	Jaccs Co Ltd	362,495
6,800	Japan Exchange Group Inc	105,600
80	Japan Metropolitan Fund Invest REIT	51,884
18,700	Japan Post Bank Co Ltd	143,580
108,600	Japan Post Holdings Co Ltd	868,815
2,200	Japan Post Insurance Co Ltd	37,000
17	Japan Real Estate Investment Corp REIT	66,245
7,473	Julius Baer Group Ltd	478,331
3,285	KBC Group NV	204,513
86,000	Kerry Properties Ltd	145,848
2,767	Klepierre SA REIT	67,752
756	L E Lundbergforetagen AB Class B	31,522
10,156	Land Securities Group PLC REIT	72,774
843	LEG Immobilien SE(b)	57,971
192,952	Legal & General Group PLC	520,418
31,167	Link REIT	152,392
1,940,888	Lloyds Banking Group PLC	1,042,912
5,477	London Stock Exchange Group PLC	548,807
Shares		Fair Value
Financial — (continued)
31,857	M&G PLC	$ 76,308
24,747	Macquarie Group Ltd	2,620,876
230,800	Mapfre SA	469,650
36,606	Mapletree Logistics Trust REIT	44,877
28,800	Mapletree Pan Asia Commercial Trust REIT	30,057
46,100	McMillan Shakespeare Ltd	476,369
57,430	Mediobanca Banca di Credito Finanziario SpA(b)	757,163
47,300	Mercialys SA REIT	425,622
45,199	Mirvac Group REIT	61,434
15,000	Mitsubishi Estate Co Ltd	195,690
151,900	Mitsubishi HC Capital Inc	1,012,122
247,200	Mitsubishi UFJ Financial Group Inc	2,057,525
11,500	Mitsui Fudosan Co Ltd	235,657
1,608	Mizrahi Tefahot Bank Ltd	58,394
69,900	Mizuho Financial Group Inc	1,159,594
5,700	MS&AD Insurance Group Holdings Inc	190,291
1,787	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	695,952
40,668	National Australia Bank Ltd	715,192
204,459	NatWest Group PLC	584,622
16,000	New World Development Co Ltd	31,022
20	Nippon Building Fund Inc REIT	80,991
25	Nippon Prologis Inc REIT	46,674
14,116	NN Group NV	452,533
40,500	Nomura Holdings Inc	143,759
1,400	Nomura Real Estate Holdings Inc	35,148
48	Nomura Real Estate Master Fund Inc REIT	53,760
104,469	Nordea Bank Abp	1,145,370
59,900	ORIX Corp	1,099,805
44,200	Oversea-Chinese Banking Corp Ltd	393,722
283	Partners Group Holding AG	317,695
11,093	Phoenix Group Holdings PLC	64,998
35,800	Prudential PLC	384,742
19,342	QBE Insurance Group Ltd	174,020
733	REA Group Ltd	72,393
27,600	Resona Holdings Inc	133,806
12,300	Ricoh Leasing Co Ltd	360,775
2,176	Sagax AB Class B	41,334
5,843	Sampo OYJ Class A(b)	252,602
3,400	SBI Holdings Inc	54,719
62,984	Scentre Group REIT	98,971
8,425	Schroders PLC	41,620
14,737	Segro PLC REIT	128,826
5,300	Shizuoka Financial Group Inc	43,192
9,900	Singapore Exchange Ltd	70,429
38,778	Sino Land Co Ltd	43,611
20,875	Skandinaviska Enskilda Banken AB Class A	248,869
22,274	Societe Generale SA	538,978
169	Sofina SA	34,157
3,800	Sompo Holdings Inc	162,856

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
6,179	St James's Place PLC	$ 62,325
86,931	Standard Chartered PLC	799,345
199,879	Stockland REIT	480,387
37,500	Sumitomo Mitsui Financial Group Inc	1,798,013
4,200	Sumitomo Mitsui Trust Holdings Inc	158,118
3,900	Sumitomo Realty & Development Co Ltd	101,250
19,000	Sun Hung Kai Properties Ltd	186,724
15,497	Suncorp Group Ltd	138,073
66,293	Svenska Handelsbanken AB Class A	589,868
45,623	Swedbank AB Class A	838,615
14,200	Swire Properties Ltd	29,532
2,264	Swiss Life Holding AG	1,408,613
1,050	Swiss Prime Site AG	96,126
3,945	Swiss Re AG	405,153
5,500	Sydbank AS	261,075
6,700	T&D Holdings Inc	110,182
649	Talanx AG	41,075
23,200	Tokio Marine Holdings Inc	509,381
4,014	Tryg A/S	73,454
124,744	UBS Group AG	3,072,696
1,321	Unibail-Rodamco-Westfield REIT(b)	64,961
56,211	UniCredit SpA	1,339,306
43,100	UnipolSai Assicurazioni SpA	103,847
52,300	United Overseas Bank Ltd	1,089,310
5,600	UOL Group Ltd	26,194
1,400	Valiant Holding AG	144,948
58,841	Vicinity Ltd REIT	43,975
9,449	Vonovia SE	226,382
2,459	Warehouses De Pauw CVA REIT	60,771
2,696	Washington H Soul Pattinson & Co Ltd	56,240
335	Wendel SE	26,480
44,648	Westpac Banking Corp	573,848
19,000	Wharf Real Estate Investment Co Ltd	73,225
1,955	Zurich Insurance Group AG	894,521
		76,172,812
Industrial — 13.52%
20,405	ABB Ltd	728,320
262	Acciona SA	33,367
2,978	ACS Actividades de Construccion y Servicios SA	107,058
908	Aena SME SA(a)	136,634
337	Aeroports de Paris SA	39,743
11,100	AGC Inc	389,026
7,526	Airbus SE	1,007,344
3,412	Alfa Laval AB	116,888
3,980	Alstom SA	94,593
43	AP Moller - Maersk A/S Class A	76,097
61	AP Moller - Maersk A/S Class B	109,733
Shares		Fair Value
Industrial — (continued)
12,746	Assa Abloy AB Class B	$ 276,952
34,596	Atlas Copco AB Class A	464,648
20,067	Atlas Copco AB Class B	234,685
17,565	Auckland International Airport Ltd	62,926
20,576	Aurizon Holdings Ltd	46,006
34,990	Austal Ltd	42,294
1,200	Azbil Corp	36,659
39,810	BAE Systems PLC	483,671
86,000	Balfour Beatty PLC	336,613
4,260	Beijer Ref AB	44,821
3,600	Bekaert SA	161,168
11,400	Bilfinger SE	389,799
29,161	Bouygues SA	1,019,603
82,100	bpost SA	450,059
27,200	Brother Industries Ltd	418,809
1,600	Bucher Industries AG	610,356
9,300	Cargotec OYJ Class B	388,788
7,091	Cellnex Telecom SA(a)	246,639
8,500	Central Japan Railway Co	206,703
15,600	Cia de Distribucion Integral Logista Holdings SA	398,656
22,715	Cie de Saint-Gobain SA(b)	1,359,502
9,500	CK Infrastructure Holdings Ltd	44,824
46,468	CNH Industrial NV	564,105
9,307	CRH PLC	509,475
12,300	D/S Norden A/S	683,145
3,500	Daifuku Co Ltd	66,068
3,400	Daikin Industries Ltd	501,669
261	Dassault Aviation SA	49,159
21,023	Deutsche Post AG	853,020
10,000	Dfds A/S	329,654
109,700	DS Smith PLC	382,471
10,896	DSV A/S	2,030,369
3,900	East Japan Railway Co	206,017
846	Eiffage SA	80,300
283	Elbit Systems Ltd	56,092
7,908	Epiroc AB Class A	150,151
5,601	Epiroc AB Class B	89,601
11,900	FANUC Corp	309,488
6,538	Ferrovial SE	199,782
400	Forbo Holding AG	487,257
1,800	Fuji Electric Co Ltd	81,064
77,100	Fujikura Ltd	619,552
2,115	GEA Group AG	77,947
441	Geberit AG	219,917
4,124	Getlink SE	65,744
4,747	Halma PLC	111,815
3,000	Hankyu Hanshin Holdings Inc	102,362
49,100	Hazama Ando Corp	382,962
9,256	Heidelberg Materials AG	716,881
26,414	Hexagon AB Class B	224,803
400	Hirose Electric Co Ltd	34,702
1,200	Hitachi Construction Machinery Co Ltd	36,415
12,100	Hitachi Ltd	712,742
27,638	Holcim AG	1,769,078
48,200	Hosiden Corp	617,792
4,500	Hoya Corp	440,395

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
5,015	Husqvarna AB Class B	$ 38,270
1,500	Ibiden Co Ltd	79,561
3,107	Indutrade AB	57,383
3,780	Infrastrutture Wireless Italiane SpA(a)	44,915
600	Interroll Holding AG	1,638,622
1,856	Investment AB Latour Class B	32,621
5,389	James Hardie Industries PLC(b)	140,940
5,100	Japan Aviation Electronics Industry Ltd	101,385
2,500	JSR Corp	48,289
10,600	Jungheinrich AG	316,976
13,300	Kaga Electronics Co Ltd	576,148
4,900	Kajima Corp	79,762
1,600	Kawasaki Kisen Kaisha Ltd	54,601
1,100	Keio Corp	37,816
1,500	Keisei Electric Railway Co Ltd	51,958
20,300	Keppel Corp Ltd	80,943
2,500	Keyence Corp	887,582
2,068	Kingspan Group PLC	154,445
2,100	Kintetsu Group Holdings Co Ltd	59,541
1,071	Knorr-Bremse AG	67,899
40,500	Komatsu Ltd	1,076,149
4,490	Kone OYJ Class B	189,209
14,200	Konecranes OYJ	470,720
1,065	Kongsberg Gruppen ASA	43,893
12,900	Kubota Corp	172,117
698	Kuehne + Nagel International AG	198,323
15,500	Kumagai Gumi Co Ltd	365,316
1,200	Kurita Water Industries Ltd	41,759
4,100	Kyocera Corp	192,651
3,347	Legrand SA	307,543
7,625	Lendlease Corp Ltd	34,968
29,000	Leonardo SpA	417,712
3,400	Lixil Corp	39,514
3,100	Makita Corp	59,182
15,845	Melrose Industries PLC	90,304
57,800	Metsa Board OYJ Class B	463,983
7,564	Metso OYJ	79,323
4,100	MINEBEA MITSUMI Inc	66,802
3,300	MISUMI Group Inc	51,389
24,100	Mitsubishi Electric Corp	297,743
4,000	Mitsubishi Heavy Industries Ltd	223,108
4,500	Mitsui OSK Lines Ltd	123,656
22,000	MTR Corp Ltd	67,157
12,753	MTU Aero Engines AG	2,309,691
21,300	Murata Manufacturing Co Ltd	388,558
17,941	Nibe Industrier AB Class B	117,294
5,300	Nidec Corp	226,250
9,400	Nippon Express Holdings Inc	490,490
6,500	Nippon Yusen KK	150,596
8,800	Obayashi Corp	77,439
4,600	Odakyu Electric Railway Co Ltd	68,732
2,300	Omron Corp	102,353
6,742	Orica Ltd	46,942
3,000	Per Aarsleff Holding A/S	137,482
Shares		Fair Value
Industrial — (continued)
7,299	Poste Italiane SpA(a)	$ 76,649
3,528	Prysmian SpA	141,608
526	Rheinmetall AG	135,314
95	ROCKWOOL A/S Class B	22,960
104,903	Rolls-Royce Holdings PLC(b)	280,950
175,000	RS Group PLC	1,562,541
945	Saab AB Class B	48,096
4,375	Safran SA	685,603
13,495	Sandvik AB	248,313
5,200	Sankyu Inc	179,769
753	Schindler Holding AG	148,225
7,005	Schneider Electric SE	1,154,369
19,400	Seino Holdings Co Ltd	271,858
3,700	SG Holdings Co Ltd	47,367
3,400	Shimadzu Corp	71,618
6,600	Shimizu Corp	45,846
9,786	Siemens AG	1,398,505
7,389	Siemens Energy AG(b)	96,299
64,181	SIG Group AG	1,581,125
8,200	Signify NV(a)	220,028
8,374	Sika AG	2,121,645
16,800	Singapore Technologies Engineering Ltd	47,945
14,000	SITC International Holdings Co Ltd	23,489
26,962	Skanska AB Class B	442,731
49,001	SKF AB Class B	813,492
700	SMC Corp	313,784
4,069	Smiths Group PLC	80,086
875	Spirax-Sarco Engineering PLC	101,264
8,040	Stora Enso OYJ Class R	100,768
22,600	Sumitomo Heavy Industries Ltd	572,303
8,257	Svenska Cellulosa AB SCA Class B	113,056
1,900	Taisei Corp	66,872
4,900	TDK Corp	181,154
18,000	Techtronic Industries Co Ltd	159,284
6,471	Tenaris SA	102,216
1,390	Thales SA	195,355
2,200	Tobu Railway Co Ltd	56,543
6,100	Tokyu Corp	70,330
1,000	Toshiba Corp(b)	30,792
1,400	TOTO Ltd	36,127
5,100	Tsubakimoto Chain Co	131,978
333	VAT Group AG(a)	118,829
11,100	Verallia SA(a)	436,610
6,876	Vinci SA	760,699
6,542	Wartsila OYJ Abp	74,147
2,700	West Japan Railway Co	111,728
16,800	Wienerberger AG	425,214
31,000	Xinyi Glass Holdings Ltd	39,946
3,200	Yamato Holdings Co Ltd	52,084
2,900	Yaskawa Electric Corp	104,432
3,300	Yokogawa Electric Corp	44,392
		54,409,321
Technology — 6.41%
9,600	Advantest Corp	267,778

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
597	ASM International NV	$ 249,303
8,662	ASML Holding NV	5,099,756
2,000	BayCurrent Consulting Inc	46,652
898	BE Semiconductor Industries NV	87,830
1,240	Bechtle AG	57,747
29,800	Bell System24 Holdings Inc	314,879
12,500	Canon Inc	301,108
2,000	Capcom Co Ltd	71,984
2,157	Capgemini SE	376,383
1,333	Check Point Software Technologies Ltd(b)	177,662
21,000	Computacenter PLC	646,124
10,580	CyberArk Software Ltd(b)	1,732,687
8,373	Dassault Systemes SE	310,994
7,200	Disco Corp	1,311,769
34,100	Ferrotec Holdings Corp	650,445
2,200	Fujitsu Ltd	246,983
1,087	Global-e Online Ltd(b)	43,197
1,600	Hamamatsu Photonics KK	67,286
28,400	Indra Sistemas SA	410,371
29,096	Infineon Technologies AG	963,681
100,000	Keywords Studios PLC	1,878,960
13,000	Kinaxis Inc(b)	1,466,107
2,400	Koei Tecmo Holdings Co Ltd	34,098
1,400	Konami Group Corp	73,814
1,000	Lasertec Corp	139,961
2,020	Logitech International SA	138,973
8,235	Monday.com Ltd(b)	1,311,177
3,000	NEC Corp	165,668
681	Nemetschek SE	41,445
4,400	Nexon Co Ltd	78,622
4,900	Nomura Research Institute Ltd	127,359
8,500	NTT Data Group Corp	95,008
900	Obic Co Ltd	121,216
400	Oracle Corp Japan	29,630
1,600	Otsuka Corp	50,770
341,000	PAX Global Technology Ltd	240,201
16,200	Renesas Electronics Corp(b)	227,597
48,300	Ricoh Co Ltd	416,731
4,400	Rohm Co Ltd	82,717
12,572	Sage Group PLC	151,261
13,355	SAP SE	1,728,698
1,600	SCSK Corp	27,896
53,800	Seiko Epson Corp	826,060
800	Sopra Steria Group SACA	165,151
1,000	Square Enix Holdings Co Ltd	34,265
23,971	STMicroelectronics NV	1,033,703
5,100	SUMCO Corp	48,148
783	Teleperformance SE	98,311
747	Temenos AG	52,245
3,800	TietoEVRY OYJ	85,347
3,100	TIS Inc	50,575
6,100	Tokyo Electron Ltd	792,235
7,000	Tokyo Seimitsu Co Ltd	349,981
1,990	WiseTech Global Ltd	82,606
1,777	Xero Ltd(b)	127,798
		25,808,953
Shares		Fair Value
Utilities — 2.08%
317,900	A2A SpA	$ 565,004
248	BKW AG	43,658
71,931	Centrica PLC	135,253
8,500	Chubu Electric Power Co Inc	90,382
20,500	CLP Holdings Ltd	151,370
66,100	Drax Group PLC	353,808
28,115	E.ON SE	332,488
40,111	EDP - Energias de Portugal SA	166,779
4,016	EDP Renovaveis SA	65,772
309	Elia Group SA	30,239
3,726	Enagas SA	61,701
4,315	Endesa SA	87,816
105,844	Enel SpA	649,114
94,332	Engie SA	1,446,692
4,951	Fortum OYJ(b)	57,417
136,000	Hong Kong & China Gas Co Ltd	94,627
77,908	Iberdrola SA(b)	871,358
170,000	Iren SpA	326,863
9,100	Kansai Electric Power Co Inc	125,985
12,456	Mercury NZ Ltd	45,513
14,715	Meridian Energy Ltd	45,254
47,069	National Grid PLC	562,803
1,348	Naturgy Energy Group SA	36,673
20,774	Origin Energy Ltd	116,977
2,245	Orsted AS(a)	122,135
5,400	Osaka Gas Co Ltd	70,756
19,500	Power Assets Holdings Ltd	74,857
4,697	Redeia Corp SA	73,890
7,939	RWE AG	294,694
11,300	Sembcorp Industries Ltd	42,001
3,430	Severn Trent PLC	98,933
25,111	Snam SpA	117,828
13,865	SSE PLC	271,621
17,123	Terna - Rete Elettrica Nazionale	128,790
21,700	Tokyo Electric Power Co Holdings Inc(b)	78,061
5,100	Tokyo Gas Co Ltd	115,631
9,085	United Utilities Group PLC	104,956
8,554	Veolia Environnement SA	247,263
940	Verbund AG	76,471
		8,381,433
TOTAL COMMON STOCK — 91.49% (Cost $379,682,928)		$368,230,325
PREFERRED STOCK
Consumer, Cyclical — 0.51%
665	Bayerische Motoren Werke AG	61,899
1,380	Dr Ing hc F Porsche AG	129,481
2,947	Porsche Automobil Holding SE	144,961
99,600	Schaeffler AG	572,230
9,902	Volkswagen AG	1,137,734
		2,046,305

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 0.03%
2,055	Henkel AG & Co KGaA	$ 146,336
Industrial — 0.03%
320	Sartorius AG	108,382
TOTAL PREFERRED STOCK — 0.57% (Cost $2,815,150)		$2,301,023
EXCHANGE TRADED FUNDS
20,000	iShares MSCI EAFE ETF	1,378,400

TOTAL EXCHANGE TRADED FUNDS — 0.34% (Cost $1,377,782)		$1,378,400
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.25%
$1,016,400	U.S. Treasury Bills(d) 5.38%, 11/24/2023	$ 1,008,116
TOTAL SHORT TERM INVESTMENTS — 0.25% (Cost $1,008,116)		$1,008,116
TOTAL INVESTMENTS — 92.65% (Cost $384,883,976)		$372,917,864
OTHER ASSETS & LIABILITIES, NET — 7.35%		$29,587,015
TOTAL NET ASSETS — 100.00%		$402,504,879

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	157	USD	16,026	Dec 2023	$(248,639)
				Net Depreciation	$(248,639)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	7,392	AUD	11,512	10/05/2023	$(12)
CGM	USD	18,208	EUR	17,028	10/02/2023	203
CGM	USD	3,668	EUR	3,488	10/06/2023	(21)
CGM	USD	8,477	GBP	6,645	10/12/2023	368
CGM	USD	2,524	GBP	2,080	10/23/2023	(14)
CGM	USD	23,126	GBP	19,054	11/03/2023	(129)
CGM	USD	2,487	JPY	346,035	10/02/2023	170
CGM	USD	2,907	JPY	422,620	11/15/2023	56
CGM	USD	2,601	JPY	385,560	11/20/2023	(2)
CGM	USD	9,085	JPY	1,342,150	11/21/2023	23
CGM	USD	19,241	JPY	2,850,900	11/22/2023	(12)
CGM	USD	9,193	JPY	1,361,020	11/27/2023	(5)
CGM	USD	6,665	JPY	986,595	11/28/2023	(4)
CGM	USD	6,414	JPY	949,237	11/29/2023	(4)
CGM	USD	18,273	JPY	2,704,019	11/30/2023	(11)
CGM	USD	78,051	JPY	11,548,142	12/01/2023	(50)
CGM	USD	55,613	JPY	8,224,430	12/04/2023	(40)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	49,240	JPY	7,280,675	12/05/2023	$(37)
CGM	USD	28,061	JPY	4,148,528	12/06/2023	(22)
CGM	USD	7,447	JPY	1,100,707	12/07/2023	(6)
CGM	USD	6,353	JPY	938,519	12/11/2023	(6)
CGM	USD	10,843	JPY	1,601,485	12/12/2023	(10)
CGM	USD	5,303	JPY	782,850	12/15/2023	(5)
CGM	USD	3,554	SEK	39,133	10/04/2023	(28)
MEL	USD	76,943	AUD	120,000	10/03/2023	(223)
MEL	USD	162,242	CHF	142,903	10/13/2023	5,889
MEL	USD	155,151	EUR	140,816	10/13/2023	6,184
MEL	USD	4,735	GBP	3,742	10/05/2023	169
MEL	USD	16,259	GBP	12,850	10/12/2023	579
MEL	USD	12,776	HKD	100,000	10/03/2023	5
MEL	USD	21,300	JPY	3,000,000	11/22/2023	1,040
					Net Appreciation	$14,045
Counterparty Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Summary of Investments by Country as of September 29, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$78,117,910	20.95%
United Kingdom	49,569,835	13.29
Switzerland	42,431,782	11.38
France	38,479,291	10.32
Germany	32,210,212	8.64
Australia	26,140,400	7.01
Netherlands	15,314,812	4.11
Denmark	12,680,615	3.40
Spain	10,487,293	2.81
Sweden	10,301,058	2.76
Italy	8,313,494	2.23
Hong Kong	7,069,854	1.90
Israel	6,806,883	1.83
Ireland	6,049,802	1.62
Singapore	4,892,684	1.31
Finland	4,519,371	1.21
Norway	3,847,392	1.03
Canada	3,103,207	0.83
Belgium	3,052,816	0.82
United States	2,386,516	0.64
Austria	2,230,547	0.60
Uruguay	1,521,456	0.41
Portugal	941,649	0.25
Jordan	881,615	0.24
New Zealand	424,353	0.11
Luxembourg	370,756	0.10
South Africa	345,511	0.09
Malta	260,890	0.07
Macau	83,931	0.02
Chile	81,910	0.02
United Arab Emirates	19	0.00
Total	$372,917,864	100.00%
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$21,279,693	$—	$21,279,693
Communications	5,998,270	13,525,824	—	19,524,094
Consumer, Cyclical	34,388	51,524,522	503	51,559,413
Consumer, Non-cyclical	1,373,150	89,023,876	19	90,397,045
Diversified	83,970	30,310	—	114,280
Energy	—	20,583,281	—	20,583,281
Financial	565,225	75,607,587	—	76,172,812
Industrial	891,892	53,517,429	—	54,409,321
Technology	4,730,830	21,078,123	—	25,808,953
Utilities	452,741	7,928,692	—	8,381,433
	14,130,466	354,099,337	522	368,230,325
Preferred Stock	—	2,301,023	—	2,301,023
Exchange Traded Funds	1,378,400	—	—	1,378,400
Short Term Investments	—	1,008,116	—	1,008,116
Total investments, at fair value:	15,508,866	357,408,476	522	372,917,864
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	14,686	—	14,686
Total Assets	$15,508,866	$357,423,163	$522	$372,932,551
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(641)	—	(641)
Futures Contracts(a)	$(248,640)	$—	$—	$(248,640)
Total Liabilities	$(248,640)	$(641)	$—	$(249,281)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 78 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 29, 2023

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $473,300 in forward contracts for the reporting period.

September 29, 2023